FINANCIAL ASSETS AND LIABILITIES - Foreign Currency Risk (Details) - Currency Swap [Member] - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
NOK
Derivative [Line Items]
Notional amount	$ 5.1	$ 7.0
EUR
Derivative [Line Items]
Notional amount	$ 23.9